Related parties (Details) - COP ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018
Investments in joint ventures and associates [abstract]
Accounts receivable		$ 27,449		$ 23,480
Accounts receivable-Loans		93,657		117,824
Other assets		57,016		19,214
Accounts payable		187,616		116,418
Loans		1,108,403		855,135
Other liabilities		795		68
Accounts receivable, Current		27,449		23,480
Accounts receivable, Non-current		0		0
Accounts receivable - Loans, Current		0		0
Accounts receivable - Loans, Non-current		93,657		117,824
Other assets, Current		57,016		19,214
Other assets, Non-current		0		0
Accounts payable, Current		187,616		116,418
Accounts payable, Non-current		0		0
Loans, Current		1,108,403		855,135
Loans, Non-current		0		0
Other liabilities, Current		795		68
Other liabilities, Non-current		0		0
Serviport S.A
Investments in joint ventures and associates [abstract]
Accounts receivable		0		0
Accounts receivable-Loans		0		0
Other assets		0		0
Accounts payable		4,668		5,482
Loans		0		0
Other liabilities		0		0
Equion Energy Limited [Member]
Investments in joint ventures and associates [abstract]
Accounts receivable		25,333	[1]	22,958
Accounts receivable-Loans		0	[1]	0
Other assets		57,016	[1]	19,214
Accounts payable		153,501	[1]	87,079
Loans		1,108,403	[1]	855,135
Other liabilities		794	[1]	67
Ecodiesel Colombia S.A
Investments in joint ventures and associates [abstract]
Accounts receivable		2,116		522
Accounts receivable-Loans		0		0
Other assets		0		0
Accounts payable		29,447		23,857
Loans		0		0
Other liabilities		1		1
Offshore International Group
Investments in joint ventures and associates [abstract]
Accounts receivable	[2]	0		0
Accounts receivable-Loans	[2]	93,657		117,824
Other assets	[2]	0		0
Accounts payable	[2]	0		0
Loans	[2]	0		0
Other liabilities	[2]	$ 0		$ 0

[1]	The interest rate of the loan with Capital AG corresponds to 2.37%.
[2]	Loan granted by Ecopetrol S.A. to Savia Perú S.A. (subsidiary of Offshore International Group) for USD$57 million in 2016, with an interest rate of 4.99% payable semiannually from 2017 and maturing in 2021. The balance in nominal value of this loan as of December 31, 2019 is USD$28 million (2018 - USD$35 million). On December 11, 2019, Ecopetrol S.A. and the Korea National Oil Corporation ("KNOC") awarded to Savia a modification to the credit conditions. That modification is related to the payments of the principal to expire on December 16, 2019 (USD$7 million), June 15, 2020 (USD$7 million) and December 15, 2020 (USD$7 million), for the debtor to cancel this amount on February 19, 2021, at which time the final payment will be made for USD$28 million.